Schedule of warrants outstanding and exercisable (Details)	12 Months Ended
	Jan. 31, 2019 share $ / shares
Warrants Outstanding [Line Items]
Number Of Outstanding Warrants	5,154,045
Number of warrants exercised	2,750
Warrants Exercise Price Of 1.00 Expiring March 25, 2019
Warrants Outstanding [Line Items]
Expiry Date	Mar. 25, 2019	[1]
Warrants Exercise Price | $ / shares	$ 1.00	[1]
Number Of Outstanding Warrants	763,045	[1]
Warrants Exercise Price Of 1.38 Expiring June 14, 2019
Warrants Outstanding [Line Items]
Expiry Date	Jun. 14, 2019	[2]
Warrants Exercise Price | $ / shares	$ 1.38	[2]
Number Of Outstanding Warrants	3,350,000	[2]
Warrants Exercise Price Of 5.00 Expiring July 18, 2019
Warrants Outstanding [Line Items]
Expiry Date	Jul. 18, 2019
Warrants Exercise Price | $ / shares	$ 5.00
Number Of Outstanding Warrants	1,041,000
Events after reporting date | Warrants Exercise Price Of 1.38 Expiring June 14, 2019
Warrants Outstanding [Line Items]
Number of warrants exercised	152,000

[1]	Subsequent to January 31, 2019, all of these warrants were exercised before expiry.
[2]	Subsequent to January 31, 2019, 152,000 of these warrants were exercised.